OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 6 – OTHER CURRENT ASSETS Other current assets consist of the following:
	December 31,
	2018	2017

Other receivables	$26,496	$37,390
	$26,496	$37,390